Other Payables and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Payables and Accrued Liabilities
Employee Related Liabilities	$ 370	$ 440
Employee compensated absences	113	105
Taxes other than income taxes	62	76
Advances	73	31
Payables to equity-method investments	47	36
Obligations for capacity rights	10	12
Derivative instruments	75	11
Provision for restructuring	42	129
Current liabilities	16	21
Royalties	35	34
Obligation to return cash collateral related to the cash-flow hedge transaction on Micron shares	0	7
Others	133	102
Total	976	1,004
Other Payables and Accrued Liabilities (Textual) [Abstract]
Value of Rights granted to Numonyx to use certain assets retained by the company	23	44
Rights granted to use certain assets reported as a current liability	$ 10	$ 11